SEMI ANNUAL REPORT

MUTUAL DISCOVERY FUND

JUNE 30, 1998

[LOGO]

FRANKLIN(R) TEMPLETON(R)


PAGE

[PHOTO OF MICHAEL F. PRICE APPEARS HERE]

                           SPECIAL SHAREHOLDER UPDATE

Dear Shareholder:

As Mutual Series has grown, I have worked closely with a team of individuals who share my belief in the disciplined, value-oriented investment approach pioneered by Max Heine more than forty years ago. This process demands intense fundamental analysis - doing your homework, crunching the numbers, and truly striving to be an expert in the businesses in which you invest.

Today, we have a senior portfolio group that is among the best in the industry, and effective November 1, we plan to formalize their management roles. Peter Langerman will be Chief Executive Officer and Rob Friedman will be Chief Investment Officer, with overall responsibility for the funds' portfolio management. Their work will be supported by our senior team, which includes Jeff Altman, Ray Garea, David Marcus, Larry Sondike and David Winters - each of whom have made significant contributions to our success. While I will no longer be actively managing the funds' portfolios, I will continue as Chairman of the Boards of Directors that oversee the Mutual Series funds and Franklin Mutual Advisers, Inc.

More than anything, these new titles reflect the tremendous confidence I have in each of these individuals. Peter Langerman has been with Mutual Series since 1986, and has served as Chief Operating Officer since May 1997. Rob Friedman has been with our organization since 1988, and has done exceptional work in implementing our philosophy both domestically and abroad. He has also been instrumental to the success of Mutual Discovery Fund.

Both personally and professionally, I remain strongly committed to Mutual Series and will continue to be very much a part of this organization in the years ahead. My substantial personal investment in the funds should speak for itself.

We hope that you will share the confidence we have in the abilities of Peter, Rob and our senior management team to lead Mutual Series and continue our tradition of value investing.

Sincerely,

/s/ Michael F. Price

Michael F. Price


PAGE

SHAREHOLDER LETTER

Your Fund's Objective: Mutual Discovery Fund seeks long-term capital appreciation by investing primarily in common and preferred stocks, bonds, and securities of smaller capitalization companies. The fund also expects to invest up to approximately 50% of its assets in foreign securities.

Dear Shareholder:

We are pleased to bring you this semiannual report of Mutual Discovery Fund, which covers the six months ended June 30, 1998. During this period, relatively low interest rates, benign inflation, and moderate economic growth contributed to strong stock market performance in the U.S. and most of Europe. Within this environment, the fund's Class Z shares produced a six-month 11.96% cumulative total return, as discussed in the Performance Summary on page 4.

As you may know, Mutual Discovery Fund invests in a broad range of securities we believe to be undervalued from around the world, and a number of our European holdings contributed positively to its performance. The stock price of Suez Lyonnaise des Eaux SA rose considerably as it continued its metamorphosis into one of the world's largest water and waste services

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.

CONTENTS

Shareholder Letter            1

Performance Summaries

   Class Z                    4
   Class I                    6
   Class II                   7

Statement of Investments     11

Financial Statements         25

Notes to Financial
Statements                   28

[PYRAMID GRAPH]

PAGE

companies. Our holdings of Societe Elf Aquataine SA, a French petroleum explorer, also performed well. With management focused on shedding non-core areas and streamlining businesses, we believe there is still more value to be realized.

Shares of Kansas City Southern Industries Inc., one of our U.S. positions, also appreciated in value. During the reporting period, they traded at a discount to our estimation of the value of the company's individual pieces. Kansas City Southern owns 83% of Janus Capital, its crown jewel. With more than $100 billion in assets under management, Janus could be worth much of Kansas City Southern's share price. During the period, Kansas City Southern announced it would spin off its financial services businesses to shareholders.

Although U.S. and European securities markets were hitting new highs, we were able to find some attractive small-cap and medium-cap stocks in those areas. As a result, the fund's portfolio may include names that you have not seen before.

We took a slow, methodical approach to Asian markets, and had virtually no investments in the region before the currency crisis began in July 1997. We intend to apply our value-driven philosophy to this area, as we search for companies whose luster is only beginning to show and whose shares are trading at abnormally low valuations.

As we search for inexpensive stocks around the globe, we stand at a very interesting point in history. The introduction of a single European currency is only a few months away. The euro will change the way many businesses are operating throughout Europe. Companies and investors must be prepared for the inevitable confusion and uncertainty that will affect the markets as the players

PORTFOLIO BREAKDOWN
Based on Total Net Assets
6/30/98


This chart shows i pie format the portfolio breakdown of the fund's securities on June 30, 1998, based on total net assets.


[PIE CHART APPEARS HERE]

EQUITIES                                        81.5%
BONDS                                            3.9%
SHORT-TERM INVESTMENTS & OTHER NET ASSETS       14.6%



This table shows the Top 10 Industries of the fund on June 30, 1998, based on total net assets.


TOP 10 INDUSTRIES
6/30/98

                                % of Total
  Industry                      Net Assets
  --------                      ----------

  Multi-Industry                     13.5%
  Broadcasting & Publishing           6.2%
  Chemicals                           5.7%
  Insurance                           5.6%
  Transportation                      5.3%
  Financial Services                  5.0%
  Business & Public Services          4.4%
  Banking                             4.0%
  Health & Personal Care              3.5%
  Industrial Components               3.3%

                                       2

PAGE

begin to adjust to this new world. There should be opportunities for those companies and investors that have done their homework. We have already seen businesses merge in attempting to offer their customers more consistent services, so they can compete more effectively in the global marketplace, and we stand ready to invest and hope to capitalize on these events.

We appreciate your participation in Mutual Discovery Fund and welcome your comments and suggestions.

Sincerely,

Franklin Mutual Advisers Senior Portfolio Management Team

-------------------------------------------------------------------------------
The discussion contained in this report reflects our views, opinions and portfolio holdings as of June 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks, such as political uncertainty or fluctuations in foreign exchange rates in areas where investments are made. The fund generally expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings, or liquidations. The risks associated with this and other fund-specific investments are described in the prospectus.
-------------------------------------------------------------------------------



TOP 10 HOLDINGS
6/30/98

This table shows the Top 10 Holdings of the fund on June 30, 1998, based on total net assets.


  Company                         % of Total
  Industry, Country               Net Assets
  -----------------               ----------
  Kansas City Southern
  Industries Inc.
  Multi-Industry, U.S.                  1.9%

  Suez Lyonnaise des Eaux SA
  Business & Public Services,
  France                                1.7%

  Railtrack Group Plc.
  Transportation,
  United Kingdom                        1.6%

  Ratin AS
  Business & Public Services,
  Denmark                               1.2%

  Custos AB, A & B
  Multi-Industry, Sweden                1.2%

  Kennametal Inc.
  Industrial Components, U.S.           1.1%

  Societe Elf Aquitaine SA
  Energy Sources, France                1.1%

  Southam Inc.
  Broadcasting & Publishing,
  Canada                                1.1%

  Investor AB, A & B
  Multi-Industry, Sweden                1.1%

  Hoechst AG
  Chemicals, Germany                    1.0%


                                       3

PAGE

Performance Summary

Class Z

Mutual Discovery Fund - Class Z produced an 11.96% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions.

The fund's Class Z share price increased $2.26, from $18.89 on December 31, 1997, to $21.15 on June 30, 1998. During the reporting period, Class Z shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.


Past performance is not predictive of future results.


                                       4

PAGE

CLASS Z
Periods Ended 6/30/98

                                                                Since
                                                              Inception
                                             1-Year   3-Year  (12/31/92)
                                             ------   ------  ----------
  Cumulative Total Return(1)                 20.84%   91.45%    211.38%
  Average Annual Total Return(2)             20.84%   24.17%    22.96%
  Value of $10,000 Investment(3)            $12,084  $19,145    $31,138


                          6/30/94  6/30/95  6/30/96  6/30/97    6/30/98
                          -------  -------  -------  -------    -------
  One-Year Total Return(4) 21.90%   15.82%   25.63%   26.11%    20.84%

1. Cumulative total return represents the change in value of an investment over the indicated periods.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

                                       5

PAGE

Class I

Mutual Discovery Fund - Class I produced an 11.74% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the sales charge.

The fund's Class I share price, as measured by net asset value, increased $2.21, from $18.83 on December 31, 1997, to $21.04 on June 30, 1998. During the reporting period, Class I shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

CLASS I
Periods ended 6/30/98

                                                                 Since
                                                               Inception
                                                      1-Year   (11/1/96)
                                                      ------   ---------
  Cumulative Total Return(1)                           20.42%     43.57%
  Average Annual Total Return(2)                       15.00%     20.92%
  Value of $10,000 Investment(3)                     $11,500    $13,705

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 4.5% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

                                       6


PAGE

Class II

Mutual Discovery Fund - Class II produced an 11.39% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges.

The fund's Class II share price, as measured by net asset value, increased $2.14, from $18.79 on December 31, 1997, to $20.93 on June 30, 1998. During the
reporting period, Class II shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.


CLASS II
Periods ended 6/30/98

                                                                   Since
                                                               Inception
                                                      1-Year    (11/1/96)
                                                      ------   ---------
  Cumulative Total Return(1)                          19.67%       42.20%
  Average Annual Total Return(2)                      17.46%       22.36%
  Value of $10,000 Investment(3)                    $11,746      $13,979

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the 1.0% initial sales charge and 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

                                       7

PAGE

MUTUAL DISCOVERY FUND
Financial Highlights

                                                                               CLASS Z
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                           JUNE 30, 1998      --------------------------------------------------------------
                                            (UNAUDITED)          1997          1996          1995         1994        1993
                                          ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout
  the period)
Net asset value, beginning of
  period..............................           $18.89           $17.18        $15.16        $12.55      $13.05      $10.00
                                          ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income................              .22              .39           .34           .17         .15         .10
 Net realized and unrealized gains....             2.04             3.49          3.39          3.40         .32        3.48
                                          ----------------------------------------------------------------------------------
Total from investment operations......             2.26             3.88          3.73          3.57         .47        3.58
                                          ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income................               --             (.81)         (.31)         (.14)       (.16)       (.09)
 Net realized gains...................               --            (1.36)        (1.40)         (.82)       (.81)       (.44)
                                          ----------------------------------------------------------------------------------
Total distributions...................               --            (2.17)        (1.71)         (.96)       (.97)       (.53)
                                          ----------------------------------------------------------------------------------
Net asset value, end of period........           $21.15           $18.89        $17.18        $15.16      $12.55      $13.05
                                          ==================================================================================

Total Return*.........................           11.96%           22.94%        24.93%        28.63%       3.62%      35.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....       $4,217,168       $3,879,550    $2,975,596    $1,370,221    $725,331    $548,387
Ratios to average net assets:
 Expenses.............................             .98%**           .98%          .96%          .99%        .99%       1.07%
 Expenses, excluding waiver and
   payments by affiliate..............            1.01%**          1.00%          .99%          .99%        .99%       1.07%
 Net investment income................            2.14%**          1.82%         2.24%         2.00%       1.64%       1.17%
Portfolio turnover rate...............           30.90%           58.15%        80.18%        73.23%      72.70%      90.37%

*Total return is not annualized.
**Annualized.

 8

PAGE

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                                    CLASS I
                                                                -----------------------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1998         ------------------------
                                                                 (UNAUDITED)++          1997++          1996+
                                                                -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................           $18.83            $17.15         $17.66
                                                                -----------------------------------------------
Income from investment operations:
 Net investment income......................................              .19               .27            .11
 Net realized and unrealized gains..........................             2.02              3.54            .74
                                                                -----------------------------------------------
Total from investment operations............................             2.21              3.81            .85
                                                                -----------------------------------------------
Less distributions from:
 Net investment income......................................               --              (.77)          (.29)
 Net realized gains.........................................               --             (1.36)         (1.07)
                                                                -----------------------------------------------
Total distributions.........................................               --             (2.13)         (1.36)
                                                                -----------------------------------------------
Net asset value, end of period..............................           $21.04            $18.83         $17.15
                                                                ===============================================

Total Return*...............................................           11.74%            22.54%          4.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $1,060,189          $693,952        $29,903
Ratios to average net assets:
 Expenses...................................................            1.33%**           1.33%          1.38%**
 Expenses, excluding waiver and payments by affiliate.......            1.36%**           1.35%          1.51%**
 Net investment income......................................            1.90%**           1.39%           .74%**
Portfolio turnover rate.....................................           30.90%            58.15%         80.18%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Based on average weighted shares outstanding.
                                                                               9


PAGE

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                                    CLASS II
                                                                -------------------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1998           ------------------------
                                                                 (UNAUDITED)++            1997++           1996+
                                                                -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $18.79               $17.17          $17.66
                                                                -------------------------------------------------
Income from investment operations:
 Net investment income......................................             .13                  .15             .09
 Net realized and unrealized gains..........................            2.01                 3.52             .76
                                                                -------------------------------------------------
Total from investment operations............................            2.14                 3.67             .85
                                                                -------------------------------------------------
Less distributions from:
 Net investment income......................................              --                 (.69)           (.27)
 Net realized gains.........................................              --                (1.36)          (1.07)
                                                                -------------------------------------------------
Total distributions.........................................              --                (2.05)          (1.34)
                                                                -------------------------------------------------
Net asset value, end of period..............................          $20.93               $18.79          $17.17
                                                                =================================================
Total Return*...............................................          11.39%               21.70%           4.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $652,517             $402,625         $18,038
Ratios to average net assets:
 Expenses...................................................           1.98%**              1.98%           2.00%**
 Expenses, excluding waiver and payments by affiliate.......           2.01%**              2.00%           2.13%**
 Net investment income......................................           1.27%**               .74%            .13%**
Portfolio turnover rate.....................................          30.90%               58.15%          80.18%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.

                       See Notes to Financial Statements.
 10

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                 COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS 80.7%
AEROSPACE & MILITARY TECHNOLOGY
Primex Technologies Inc. ...................................  United States         26,820     $    1,374,525
                                                                                               --------------
AUTOMOBILES .4%
*Consorcio G Grupo Dina SA de CV, L, ADR....................      Mexico            56,500            127,125
General Motors Corp. .......................................  United States        373,600         24,961,150
                                                                                               --------------
                                                                                                   25,088,275
                                                                                               --------------
BANKING 3.8%
Affiliated Community Bancorp Inc. ..........................  United States        252,125          9,171,047
+Alliance Bancorp of New England Inc. ......................  United States        200,599          3,159,434
Australia & New Zealand Banking Group Ltd. .................    Australia        2,251,575         15,532,334
*Banca Nazionale del Lavoro SpA di Risp.....................      Italy            577,200         15,258,433
Banco Latinoamericano de Exportaciones SA, E................      Panama           276,500          8,502,375
*Bank of Rhode Island.......................................  United States        158,800          2,520,950
Banque Cantonale Vaudoise...................................   Switzerland          12,000          4,905,063
BG Bank AS..................................................     Denmark           562,900         34,863,457
+*Civic Bancorp.............................................  United States        263,709          4,713,798
Fokus Bank AS...............................................      Norway         1,000,000          7,753,958
*Fokus Bank AS, rts.........................................      Norway         1,000,000             14,335
*Kookmin Bank...............................................   South Korea       3,319,695         12,330,987
Mercantile Bankshares Corp. ................................  United States        220,000          7,658,750
Merita Ltd., A..............................................     Finland         1,823,500         12,031,587
+Pacific Bank N.A...........................................  United States        251,231         13,817,705
+Rancho Santa Fe National Bank..............................  United States        347,223          5,729,180
+*Regent Bancshares Corp. ..................................  United States        155,832          2,259,564
UST Corp., Inc. ............................................  United States        815,500         21,610,750
Vermont Financial Services Corp. ...........................  United States        382,700         10,500,331
Western Bancorp.............................................  United States        732,662         30,909,178
Whitney Holding Corp. ......................................  United States         30,000          1,522,500
                                                                                               --------------
                                                                                                  224,765,716
                                                                                               --------------
BEVERAGES & TOBACCO 2.6%
B.A.T. Industries Plc. .....................................  United Kingdom     2,702,994         27,104,805
Farmer Brothers Co. ........................................  United States         74,202         17,734,278
Heineken Holding NV, A......................................   Netherlands         469,281         15,456,606
Kita Kyushu Coca-Cola Bottling Co. Ltd. ....................      Japan            453,100         10,284,000
Mikuni Coca-Cola Bottling Co. ..............................      Japan            309,000          5,298,988
Philip Morris Companies Inc. ...............................  United States        643,100         25,322,063
RJR Nabisco Holdings Corp. .................................  United States      1,577,200         37,458,500
Seita.......................................................      France           173,330          7,855,180
*Stroh Brewery Co., wts. ...................................  United States         51,451             51,451
Swedish Match AB............................................      Sweden         2,169,000          7,207,426
                                                                                               --------------
                                                                                                  153,773,297
                                                                                               --------------
BROADCASTING & PUBLISHING 6.1%
+Alma Media OYJ, Series 2...................................     Finland           633,950         22,185,275
+A-Pressen AS, A............................................      Norway           590,000         11,533,199

                                                                              11

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BROADCASTING & PUBLISHING (CONT.)
BHC Communications Inc., A..................................  United States         24,400     $    3,423,625
Comcast Corp., A............................................  United States         30,000          1,192,500
Comcast Corp., Special A....................................  United States        304,700         12,368,916
Dow Jones & Co. Inc. .......................................  United States        393,500         21,937,625
Dun & Bradstreet Corp. .....................................  United States         46,000          1,656,000
Euromoney Publications Plc. ................................  United Kingdom       550,450         21,973,364
*Granite Broadcasting Corp. ................................  United States        135,300          1,606,688
*Mediaone Group Inc. .......................................  United States        450,800         19,807,025
Mirror Group Plc. ..........................................  United Kingdom     8,000,000         30,166,517
*Modern Times Group AB, A...................................      Sweden            89,500          1,111,048
*Modern Times Group AB, B...................................      Sweden           895,987         11,684,491
NV Holdingsmij de Telegraaf.................................   Netherlands       1,595,000         38,420,509
Pearson Plc. ...............................................  United Kingdom     1,799,748         33,031,715
Quebecor Inc. ..............................................      Canada         1,041,500         20,857,621
Shaw Brothers Hong Kong Ltd. ...............................    Hong Kong        4,939,700          2,996,230
Southam Inc. ...............................................      Canada         3,615,800         65,650,172
United News & Media Plc. ...................................  United Kingdom     2,900,000         40,620,516
                                                                                               --------------
                                                                                                  362,223,036
                                                                                               --------------
BUILDING MATERIALS & COMPONENTS .1%
Lone Star Industries Inc. ..................................  United States         61,326          4,725,935
                                                                                               --------------
BUSINESS & PUBLIC SERVICES 4.4%
Esselte AB, A...............................................      Sweden           190,566          4,229,543
IFIL Finanziaria Partecipazioni SpA.........................      Italy          3,815,000         17,712,692
*IFIL Finanziaria Partecipazioni SpA, rts. .................      Italy          1,571,000             74,858
Laidlaw Environmental Services Inc. ........................  United States      3,485,240         12,633,995
Ratin AS, A.................................................     Denmark            73,985         15,599,571
Ratin AS, B.................................................     Denmark           276,553         58,511,650
Sophus Berendsen AS, A......................................     Denmark            73,985          2,958,539
Sophus Berendsen AS, B......................................     Denmark           276,553         11,461,045
Suez Lyonnaise des Eaux SA..................................      France           600,000         98,742,971
Vivendi.....................................................      France            82,600         17,637,545
Yorkshire Water Plc. .......................................  United Kingdom     2,818,714         21,163,635
                                                                                               --------------
                                                                                                  260,726,044
                                                                                               --------------
CHEMICALS 5.4%
British Vita Plc. ..........................................  United Kingdom     1,550,000          6,646,478
*Bush Boake Allen Inc. .....................................  United States        711,000         20,841,188
*Carbide/Graphite Group Inc. ...............................  United States        353,500          9,831,719
Chemfirst Inc. .............................................  United States        836,200         21,114,050
Croda International Plc. ...................................  United Kingdom     3,620,000         23,072,713
DSM NV......................................................   Netherlands         325,000         33,359,552
Hanna M.A. Co. .............................................  United States        725,000         13,276,563
Hoechst AG..................................................     Germany         1,228,900         61,342,875
Inspec Group Plc. ..........................................  United Kingdom     6,028,919         26,405,567

 12

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS (CONT.)
Laporte Plc. ...............................................  United Kingdom     1,856,000     $   22,219,108
Morton International Inc. ..................................  United States        542,400         13,560,000
Olin Corp. .................................................  United States        460,000         19,176,250
Scapa Group Plc. ...........................................  United Kingdom     4,320,000         13,803,184
Yule Catto & Company Plc. ..................................  United Kingdom     6,203,279         38,864,939
                                                                                               --------------
                                                                                                  323,514,186
                                                                                               --------------
CONSTRUCTION & HOUSING .2%
Hollandsche Beton Groep NV..................................   Netherlands          70,000          1,459,050
Martin Marietta Materials Inc. .............................  United States        224,100         10,084,500
                                                                                               --------------
                                                                                                   11,543,550
                                                                                               --------------
DATA PROCESSING & REPRODUCTION .3%
*National Processing Inc. ..................................  United States        818,200          8,744,513
+Tecnost Mael SpA...........................................      Italy          3,801,000         11,333,183
                                                                                               --------------
                                                                                                   20,077,696
                                                                                               --------------
ELECTRICAL & ELECTRONICS 2.2%
+*DII Group Inc. ...........................................  United States      1,685,900         28,765,669
(R)+*Distribution Systems SpA...............................      Italy                500             20,669
*Encore Wire Corp. .........................................  United States        312,150          5,033,419
(R)+*MWCR Elettronica SRL...................................      Italy             69,056             69,056
(R)+*MWCR LLC...............................................      Italy         13,505,313         13,505,313
Philips Electronics NV......................................   Netherlands         229,000         19,250,320
Philips Electronics NV, ADR.................................   Netherlands         120,000         10,200,000
Racal Electronics Plc. .....................................  United Kingdom     6,468,403         36,532,760
(R)+*Sweda Industrie Elettroniche SpA.......................      Italy                500             20,669
*Wang Laboratories Inc., A..................................  United States        736,000         18,722,000
                                                                                               --------------
                                                                                                  132,119,875
                                                                                               --------------
ELECTRONIC COMPONENTS & INSTRUMENTS .5%
*Amphenol Corp., A..........................................  United States        454,600         17,729,400
*NBS Technologies Inc. .....................................      Canada           364,800            731,808
Spectra Physics AB, A.......................................      Sweden           560,000          8,953,090
                                                                                               --------------
                                                                                                   27,414,298
                                                                                               --------------
ENERGY EQUIPMENT & SERVICES 3.0%
Bouygues Offshore SA........................................      France            45,661          1,963,589
Bouygues Offshore SA, ADR...................................      France           734,000         15,505,750
*Cie Generale De Geophysique SA.............................      France           195,039         28,613,892
*Cie Generale De Geophysique SA, ADR........................      France           629,590         18,494,206
ISIS SA.....................................................      France           131,600         16,107,178
Koninklijke Pakhoed NV......................................   Netherlands         135,057          4,381,950
Saipem SpA..................................................      Italy          5,250,000         27,036,370
Shaw Industries Ltd., A.....................................      Canada           521,100          6,236,687
Transocean Offshore Inc. ...................................  United States        712,768         31,718,176

                                                                              13

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY EQUIPMENT & SERVICES (CONT.)
*Trico Marine Services Inc. ................................  United States        750,000     $   10,265,625
*Veritas DGC Inc. ..........................................  United States        347,000         17,328,313
                                                                                               --------------
                                                                                                  177,651,736
                                                                                               --------------
ENERGY SOURCES 2.6%
Electrafina SA..............................................     Belgium           282,000         36,377,318
*Ocean Energy Inc. .........................................  United States        588,380         11,510,184
Saga Petroleum AS, A........................................      Norway           858,400         13,200,130
Saga Petroleum AS, B........................................      Norway         1,295,500         18,317,815
Shell Transport & Trading Co. Plc. .........................  United Kingdom       825,000          5,815,772
Societe Elf Aquitane SA.....................................      France           389,500         54,759,345
Societe Elf Aquitaine SA, ADR...............................      France           172,700         12,261,700
                                                                                               --------------
                                                                                                  152,242,264
                                                                                               --------------
FINANCIAL SERVICES 4.3%
Advanta Corp., A............................................  United States         44,561            977,557
Advanta Corp., B............................................  United States        371,316          7,379,906
Austria Fund Inc. ..........................................     Austria           159,000          1,947,750
Axa-UAP.....................................................      France           177,200         19,929,871
*Capital Factors Holding, Inc. .............................  United States        500,000          8,812,500
Central European Equity Fund Inc. ..........................     Germany           119,135          1,921,052
*Cir Cie Industriali Riunite SpA............................      Italy            940,000          1,172,918
(R)*Cityscape Financial Corp. ..............................  United States        437,764             20,575
*Coast Federal Litigation Contingent Pymt Rts Trust, rts....  United States        455,900          6,895,488
(R)*Cobalt Holdings LLC. ...................................  United States         15,357              1,536
Commonwealth Bancorp Inc. ..................................  United States        407,000          9,335,563
+*Continental Information Systems Inc. .....................  United States        498,209          1,011,987
Eaton Vance Corp. ..........................................  United States        344,000         15,931,500
Electra Investment Trust Plc. ..............................  United Kingdom     1,853,000         19,988,062
Greater Delaware Valley Savings Bank........................  United States         12,000            337,500
+Laser Mortgage Management Inc. ............................  United States      1,141,933         12,418,521
Liberty Financial Companies Inc. ...........................  United States        106,725          3,682,013
Little Falls Bancorp........................................  United States        170,000          3,145,000
Mercury European Privatization Trust Plc. ..................  United Kingdom    15,452,253         43,056,133
*Mercury European Privitization Trust Plc., wts.............  United Kingdom     6,135,000          9,187,043
Morgan Stanley Dean Witter & Co. ...........................  United States        119,500         10,919,313
New Germany Fund Inc. ......................................     Germany         1,070,659         19,941,024
+North Central Bancshares Inc. .............................  United States        323,500          6,854,156
Northwest Bancorp Inc. .....................................  United States         79,000          1,249,188
Pargesa Holdings SA.........................................   Switzerland          13,000         23,097,969
Peoples Bancorp Inc. .......................................  United States        835,459          8,354,590
Pioneer Group Inc. .........................................  United States        510,100         13,422,006
+*Regent Kingpin Chile Value Fund...........................      Chile            212,505            303,882

 14

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FINANCIAL SERVICES (CONT.)
*RH Donnelly................................................  United States         35,000     $      105,000
United Corporations Ltd. ...................................      Canada            42,476          1,581,423
                                                                                               --------------
                                                                                                  252,981,026
                                                                                               --------------
FOOD & HOUSEHOLD PRODUCTS 1.1%
Cadbury Schweppes Plc. .....................................  United Kingdom     1,377,111         21,380,215
*Kohler Company.............................................  United States             30          3,000,000
Lotte Confectionary Co. Ltd. ...............................   South Korea           9,370            477,713
Metsa Tissue OY.............................................     Finland         1,422,000         15,369,611
*Ralcorp Holdings Inc. .....................................  United States         87,300          1,647,788
+*Scott's Restaurants Inc. .................................      Canada         1,029,500          3,780,422
+*Scott's Restaurants Inc., C...............................      Canada           626,600          2,268,978
U.S. Industries Inc. .......................................  United States        251,100          6,214,725
Van Melle NV................................................   Netherlands         161,577         11,636,531
                                                                                               --------------
                                                                                                   65,775,983
                                                                                               --------------
FOREST PRODUCTS & PAPER .2%
Fletcher Challenge Canada Ltd., A...........................      Canada           350,000          4,867,227
*International Forest Products Ltd., A......................      Canada         1,628,500          5,260,192
Jefferson Smurfit Group Plc. ...............................  Irish Republic       930,000          2,769,633
                                                                                               --------------
                                                                                                   12,897,052
                                                                                               --------------
HEALTH & PERSONAL CARE 3.3%
*Apria Healthcare Group Inc. ...............................  United States      1,385,100          9,262,856
Astra AB, A.................................................      Sweden         1,655,000         33,826,756
Astra AB, ADR...............................................      Sweden           225,000          4,612,500
*Beverly Enterprises Inc. ..................................  United States        806,100         11,134,256
(R)*Cape Ann Investors LLC..................................  United States      1,670,389          1,160,522
*Foundation Health Systems, A...............................  United States        801,910         21,150,376
*Mid-Atlantic Medical Services Inc. ........................  United States        582,300          6,696,450
*Oxford Health Plans Inc. ..................................  United States        765,500         11,721,719
*Pacificare Health Systems Inc., A..........................  United States         47,464          4,010,708
*Pacificare Health Systems Inc., B..........................  United States         60,544          5,350,576
*Paragon Health Networks Inc. ..............................  United States        612,444          9,875,660
*Pharmerica Inc. ...........................................  United States        366,856          4,425,201
+*United Dental Care Inc. ..................................  United States        534,300         10,301,972
*Vencor Inc. ...............................................  United States        631,900          4,581,275
*Ventas Inc. ...............................................  United States        588,900          8,134,181
*Vitalink Pharmacy Services Inc. ...........................  United States        345,731          7,627,690
Yamanouchi Pharmaceutical Co. Ltd. .........................      Japan          2,091,000         43,542,097
                                                                                               --------------
                                                                                                  197,414,795
                                                                                               --------------
INDUSTRIAL COMPONENTS 3.2%
Charter Plc. ...............................................  United Kingdom     3,797,809         39,762,491
+DT Industries Inc. ........................................  United States      1,146,900         27,812,325
Hyosung T & C Company, Ltd. ................................   South Korea         121,460            470,624
Kennametal Inc. ............................................  United States      1,619,600         67,618,300

                                                                              15

PAGE


MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INDUSTRIAL COMPONENTS (CONT.)
Lucas Varity Plc. ..........................................  United Kingdom     5,175,000     $   20,614,864
Lucas Varity Plc., ADR......................................  United Kingdom        50,000          1,990,625
Magneti Marelli SpA.........................................      Italy          2,922,780          6,443,911
(R)+*MB-Motori LLC..........................................      Italy            557,863            500,001
Michelin SA, B..............................................      France           351,026         20,262,665
Morgan Crucible Company Plc. ...............................  United Kingdom       965,000          6,255,256
                                                                                               --------------
                                                                                                  191,731,062
                                                                                               --------------
INSURANCE 5.3%
*Alleghany Corp. ...........................................  United States         44,261         10,323,878
*Allianz AG, wts............................................      France           300,226          1,745,442
Allmerica Financial Corp. ..................................  United States         91,608          5,954,520
Argonaut Group Inc. ........................................  United States         44,683          1,413,100
Arthur J Gallagher Co. .....................................  United States        479,900         21,475,525
Assurances Generales de France AGF..........................      France           693,000         39,211,925
(R)*CGA Group Ltd. .........................................  United States        139,785            698,925
Citizens Corp. .............................................  United States        558,400         17,484,900
Guardian Royal Exchange Plc. ...............................  United Kingdom     4,666,666         27,485,786
Koelnische Rueckversicherungs AG............................     Germany            16,757         24,584,051
National Security Group Inc. ...............................  United States         48,430            908,063
Pohjola Insurance Co. Ltd. .................................     Finland           269,700         13,370,832
Pohjola Insurance Co. Ltd., A...............................     Finland           195,000          9,596,369
+PXRE Corp. ................................................  United States        695,300         20,859,000
Royal & Sun Alliance Insurance Group Plc. ..................  United Kingdom     3,270,000         33,827,210
SAFECO Corp. ...............................................  United States        154,000          6,987,750
Sampo Insurance Co. Ltd., A.................................     Finland         1,105,000         52,365,373
(R)*St. George Holdings Ltd., A.............................  United States        152,074             15,207
+*St. George Holdings Ltd., B...............................  United States          1,495                150
Topdanmark AS...............................................     Denmark            59,088          9,800,858
Union Assurances Federales SA...............................      France            73,630         11,605,920
Unitrin Inc. ...............................................  United States         45,024          3,129,189
                                                                                               --------------
                                                                                                  312,843,973
                                                                                               --------------
LEISURE & TOURISM .2%
La Quinta Inns Inc. ........................................  United States        651,274         13,758,163
                                                                                               --------------
MACHINERY & ENGINEERING 2.8%
Bucher Holding AG, br.......................................   Switzerland          11,413         14,973,543
*Gardner Denver Inc. .......................................  United States        539,600         14,906,450
IMI Plc. ...................................................  United Kingdom     3,035,000         18,812,402
*KSB AG.....................................................     Germany             2,600            622,271
Laird Group Plc. ...........................................  United Kingdom     3,710,000         17,270,498
Makita Corp. ...............................................      Japan            361,000          4,159,232
Partek AB...................................................     Finland         1,610,700         27,889,892
Rauma OY....................................................     Finland           810,000         16,609,101

 16

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MACHINERY & ENGINEERING (CONT.)
*Stork NV...................................................   Netherlands         452,000     $   14,398,584
TT Group Plc. ..............................................  United Kingdom     7,130,000         35,153,919
                                                                                               --------------
                                                                                                  164,795,892
                                                                                               --------------
MERCHANDISING 2.6%
*BJ's Wholesale Club Inc. ..................................  United States        385,700         15,669,063
FKI Plc. ...................................................  United Kingdom    11,250,000         32,754,780
Food Lion Inc., B...........................................  United States        638,300          6,422,894
*Footstar Inc. .............................................  United States        254,900         12,235,200
*Homebase Inc. .............................................  United States      1,212,500          9,624,219
*Homeland Holdings Corp., restricted, w/i...................  United States         38,115            173,423
*Homeland Holdings Corp. ...................................  United States        168,809          1,097,259
Hudson's Bay Co. ...........................................      Canada           378,000          8,662,473
*Nine West Group Inc. ......................................  United States        858,500         23,018,531
*Norwood Promotional Products Inc. .........................  United States         94,900          1,898,000
*Signet Group Plc. .........................................  United Kingdom    38,950,000         28,107,376
*Signet Group Plc., ADR.....................................  United Kingdom       224,000          4,774,000
Wassall Plc. ...............................................  United Kingdom     1,745,000          8,690,935
                                                                                               --------------
                                                                                                  153,128,153
                                                                                               --------------
METALS & MINING 2.1%
*Algoma Steel Inc. .........................................      Canada         1,312,703          4,249,068
Allegheny Teledyne Inc. ....................................  United States        210,300          4,810,613
*Global Industrial Technologies Inc. .......................  United States        556,600          8,001,125
Inland Steel Industries Inc. ...............................  United States      1,097,500         30,935,781
*Inmet Mining Corp. ........................................      Canada         1,673,700          5,463,099
LTV Corp. ..................................................  United States          8,500             81,281
*Olympic Steel Inc. ........................................  United States        561,300          7,016,250
*Stillwater Mining Co. .....................................  United States        850,200         23,061,675
Trelleborg AB, B............................................      Sweden         2,695,000         35,483,204
*WHX Corp. .................................................  United States        439,800          5,662,425
                                                                                               --------------
                                                                                                  124,764,521
                                                                                               --------------
MISC MATERIALS & COMMODITIES .1%
De Beers/Centenary Linked Units, ADR........................   South Africa        187,000          3,272,500
De Beers/Centenary Linked Units, Reg........................   South Africa        172,000          2,994,553
                                                                                               --------------
                                                                                                    6,267,053
                                                                                               --------------
MULTI-INDUSTRY 13.5%
Aker RGI ASA, A.............................................      Norway         1,363,093         21,405,188
*Albatros Investissement SA.................................      France           400,000         15,481,310
Brierley Investments Ltd. ..................................   New Zealand       6,700,000          3,338,851
CGIP-Compagnie Generale Industrie de Participation..........      France            98,864         52,244,539
Cie Financiere Richemont AG, A..............................   Switzerland          41,500         54,310,061
Cie Nationale A Portfeuille.................................     Belgium            10,000            902,983
Custos AB, A................................................      Sweden           806,511         20,529,628

                                                                              17
PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MULTI-INDUSTRY (CONT.)
Custos AB, B................................................      Sweden         1,955,092     $   49,276,291
Empire Co. Ltd., A..........................................      Canada           714,100         13,354,017
Financiere Et Industrielle Gaz Et Eaux SA...................      France           483,000         26,474,727
Forvaltnings AB Ratos, B....................................      Sweden         3,794,400         39,015,010
+Gendis Inc., A.............................................      Canada         1,567,500         13,004,318
Groupe Bruxelles Lambert SA.................................     Belgium            37,618          7,592,346
GTI Holding NV..............................................   Netherlands         197,318          7,081,022
Harcourt General Inc. ......................................  United States         71,400          4,248,300
Hogg Robinson Plc. .........................................  United Kingdom       541,000          2,450,721
Inchcape Plc. ..............................................  United Kingdom     7,930,000         25,271,632
Investor AB, A..............................................      Sweden           209,650         12,145,394
Investor AB, B..............................................      Sweden           887,800         51,821,452
Invik & Co. AB, B...........................................      Sweden           166,599         13,056,512
Kansas City Southern Industries Inc. .......................  United States      2,296,100        113,943,963
Kinnevik AB, A..............................................      Sweden            89,500          2,839,346
*Kinnevik AB, A, rts........................................      Sweden            89,500            409,629
Kinnevik AB, B..............................................      Sweden           895,987         29,155,052
*Kinnevik AB, B, rts........................................      Sweden           895,987          4,100,807
Lagardere S.C.A.............................................      France           707,146         29,439,075
Marine Wendel SA............................................      France           134,576         24,773,915
Montedison SpA..............................................      Italy         34,220,000         42,352,676
Orkla ASA, B................................................      Norway           123,100          2,630,925
Pilkington Plc. ............................................  United Kingdom     7,027,600         13,015,377
Rieber & Son AS, B..........................................      Norway         1,924,200         17,803,897
*Saab AB, B.................................................      Sweden           274,362          2,889,868
Ste Eurafrance..............................................      France            31,484         19,788,157
Ste Generale de Belgique SA.................................     Belgium           269,320         45,960,279
Tomkins Plc. ...............................................  United Kingdom     2,619,223         14,235,858
                                                                                               --------------
                                                                                                  796,343,126
                                                                                               --------------
REAL ESTATE 3.2%
Apartment Investment & Management Co. ......................  United States        435,487         17,201,737
*Asticus AB.................................................      Sweden           170,000          1,875,886
Berkshire Realty Co. .......................................  United States        636,650          7,440,847
Castellum AB................................................      Sweden         1,305,000         15,382,011
*Chicago Title Corp. .......................................  United States         92,783          4,285,415
Fastighets AB Tornet, A.....................................      Sweden           677,000         10,866,092
+First Union Real Estate Equity & Mtg. Investments, SBI.....  United States      2,263,704         20,939,262
*Insignia Financial Group Inc. .............................  United States        212,700          5,211,150
+LNR Property Corp. ........................................  United States        950,300         24,351,438
+LNR Property Corp., B......................................  United States        638,100         16,351,313
+Mark Centers Trust.........................................  United States        463,400          3,446,538
*MBO Properties Inc. .......................................  United States        273,144          2,594,868
(R)+MSCW Investors II, LLC..................................  United Kingdom    10,438,000         17,605,657
Naeckebro AB, A.............................................      Sweden           359,800          6,000,502
(R)*Security Capital Global Realty..........................  United States        157,500          3,150,000

 18

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE (CONT.)
*Security Capital US Realty, A..............................    Luxembourg       1,486,075     $   19,764,798
Ste des Immeubles De France.................................      France            78,190          6,414,529
*Trizec Hahn Corp., wts.....................................      Canada         1,131,530          3,539,518
*Wellsford Real Properties Inc. ............................  United States        281,736          3,780,545
                                                                                               --------------
                                                                                                  190,202,106
                                                                                               --------------
RECREATION & OTHER CONSUMER GOODS .8%
EMI Group Plc. .............................................  United Kingdom     2,840,000         24,853,672
(R)+*Hancock LLC............................................  United States      6,822,769          6,822,769
+*Scientific Games Holdings Corp............................  United States        785,700         18,071,100
                                                                                               --------------
                                                                                                   49,747,541
                                                                                               --------------
TELECOMMUNICATIONS 1.4%
BCE Inc. ...................................................      Canada            66,300          2,811,060
*CS Wireless Inc. ..........................................  United States          1,304                 13
*Ionica Group Plc., wts.....................................  United Kingdom         1,710             34,200
Koninklijke Ptt Nederland NV................................   Netherlands         285,500         10,989,406
Telecom Italia SpA..........................................      Italy          3,205,000         23,416,126
Telecom Italia SpA, di Risp.................................      Italy          2,287,000         11,127,824
Telecomunicacoes Brasileiras SA (Telebras)..................      Brazil       239,750,000         19,070,552
Telephone & Data Systems Inc. ..............................  United States        335,000         13,190,625
                                                                                               --------------
                                                                                                   80,639,806
                                                                                               --------------
TRANSPORTATION 4.5%
*Arkansas Best Corp. .......................................  United States        976,300          9,152,813
ASG AB, B...................................................      Sweden           499,700         15,351,478
BTL AB, B...................................................      Sweden         5,123,500         27,561,242
Canadian National Railway Co. ..............................      Canada           125,000          6,640,625
Deutsche Lufthansa AG.......................................     Germany         1,700,000         42,664,820
*Eurotunnel SA, new units...................................      France           204,868            225,495
Florida East Coast Industries Inc. .........................  United States        490,400         14,344,200
*Fritz Companies Inc. ......................................  United States        155,600          2,081,150
(R)*Golden Ocean Group Ltd., wts............................  United States          2,110             10,550
*Koninklijke Van Ommeren NV.................................   Netherlands         280,000         11,754,990
*Landstar System Inc. ......................................  United States        316,400         11,054,225
*MIF Ltd. ..................................................      Norway           336,378          6,706,957
Railtrack Group Plc. .......................................  United Kingdom     3,774,157         92,757,588
Smit Internationale NV......................................   Netherlands         288,600          7,817,255
(R)+Transport Corp. of America Inc. ........................  United States        371,000          6,121,500
Tranz Rail Holdings Ltd. ...................................   New Zealand          93,100            212,644
Tranz Rail Holdings Ltd., ADR...............................   New Zealand       1,893,000         12,541,125
                                                                                               --------------
                                                                                                  266,998,657
                                                                                               --------------

                                                                              19

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS .5%
*Citizens Utilities Co., B..................................  United States      2,839,417     $   27,329,387
                                                                                               --------------
TOTAL COMMON STOCKS (COST $3,947,438,839)...................                                    4,784,858,729
                                                                                               --------------
PREFERRED STOCKS .7%
(R)CGA Group Ltd., pfd., A, units...........................  United States        267,016          6,675,400
(R)*CGA Group Ltd., pfd., B.................................  United States         28,572            714,300
Gerdau SA, pfd..............................................      Brazil        63,000,000            871,520
Granite Broadcasting Corp., cvt., pfd.......................  United States         63,720          3,839,130
KSB AG, pfd.................................................     Germany            59,000         14,709,141
Telecomunicacoes Brasileiras SA (Telebras), pfd., ADR.......      Brazil           141,150         15,411,816
(R)*Viasystems Inc., pfd., B................................  United States         82,828          1,780,802
                                                                                               --------------
TOTAL PREFERRED STOCKS (COST $47,938,592)...................                                       44,002,109
                                                                                               --------------
                                                                               PRINCIPAL
                                                                                AMOUNT**
                                                                                --------
CORPORATE BONDS AND NOTES 1.7%
Acindar Industries Argentina SA, FRN, 11/12/98..............    Argentina     $  7,900,000          8,058,000
Australis Holding Pty. Ltd.:
  0/11.00%, 11/01/02........................................    Australia        3,850,000            654,500
  zero coupon,B,11/02/02....................................    Australia          350,000             59,500
Boston Chicken Inc., cvt., zero coupon, 6/01/15.............  United States      4,125,000            226,875
(R)CGA Private Trust Company Ltd., FRN, 6/10/99.............  United States      1,071,425          1,071,425
CS Wireless Inc., B, zero coupon to 3/01/01, 11.375%,
  3/1/06....................................................  United States      4,155,000            976,425
Cityscape Financial Corp., 12.75%, 6/1/04...................  United States      4,691,000          1,876,400
Club Regina Resorts Inc., 13.00%, 12/01/00..................  United States      2,750,000          2,928,750
Compania Siderurgica de Guadelajara SA, 10.50%,11/15/07.....      Mexico         3,705,000          3,135,356
Consorcio G Grupo Dina SA de CV:
  cvt., 8.00%, 8/08/04......................................      Mexico         1,305,000          1,057,050
  0/12.00%, 11/15/02........................................      Mexico         2,020,000          1,919,000
Eurotunnel Plc.:
  Jr. Note Tranche JD3 Tier 1...............................  United Kingdom     4,811,942GBP       7,165,646
  Jr. Note Tranche JD3 Tier 2...............................  United Kingdom     4,960,942GBP       7,035,740
  Jr. Note Tranche JD3 Tier 3...............................  United Kingdom       392,057GBP         510,235
  Jr. Note Tranche JD3 Tier 2 Interest Accrual..............  United Kingdom       272,597GBP         272,897
  Jr. Note Tranche JD3 Tier 3 Interest Accrual..............  United Kingdom       545,193GBP         227,414
  Resettable Note R5........................................  United Kingdom     4,080,594GBP       3,472,324
  Stapled Equity Note.......................................  United Kingdom     7,765,293GBP       4,405,178
  Stapled Participating Loan Note...........................  United Kingdom       754,083GBP         559,894

 20

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                               PRINCIPAL
                                                                COUNTRY         AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONT.)
Eurotunnel SA:
  Jr. Note Tranche JD1 Tier 1...............................      France         9,222,243FRF  $    1,342,305
  Jr. Note Tranche JD1 Tier 2...............................      France         9,222,243FRF       1,266,037
  Jr. Note Tranche JD1 Tier 3...............................      France        18,444,488FRF       2,349,033
  Jr. Note Tranche JD2 Tier 1...............................      France        17,685,222FRF       2,566,785
  Jr. Note Tranche JD2 Tier 2...............................      France         4,515,222FRF         617,986
  Jr. Note Tranche JD2 Tier 3...............................      France         6,405,455FRF         815,779
  Jr. Note Tranches JD1 & JD2 Interest Accrual..............      France         1,071,116FRF         106,297
  Jr. Note Tranches JD1 & JD2 Tier 3 Interest Accrual.......      France         2,142,233FRF          88,581
  Resettable Facility Note-Tranche R4.......................      France        23,846,378FRF       1,972,079
(R)Fairchild Semiconductor Corp., 11.74%, 3/14/08...........  United States      1,700,000          1,700,000
Global Ocean Carriers Ltd., 10.25%, 7/15/07.................  United States      2,083,000          1,926,775
(R)Golden Ocean Group Ltd., 144A, 10.00%, 8/31/01...........  United States      3,675,000          2,737,875
Grupo Simec SA de CV, 8.875%, 12/15/98......................      Mexico           240,000            225,600
Heilman Acquisition Corp., 9.625%, 1/31/04..................  United States      7,550,000                755
HIH Capital Ltd.
  cvt., 7.50%, 9/25/06......................................  United Kingdom     5,445,000          3,702,600
  144A, 7.50%, 9/25/06......................................  United Kingdom     2,660,000          1,808,800
Hurricane Hydrocarbons Ltd., 144A, 11.75%, 11/01/04.........      Canada           936,000            898,560
Ionica Plc., 0/15.00%, 5/01/07..............................  United Kingdom    10,825,000          2,435,625
Local Financial, 144A, 11.00%, 9/05/04......................  United States      1,000,000          1,095,000
Localiza Rent-A-Car SA, 10.25%, 10/01/05....................      Brazil           750,000            600,000
Nebco Evans Holding Company, 144A, zero coupon to 7/15/02,
  12.375%, 7/15/07..........................................  United States        775,000            527,000
Oxford Health Plans Inc., 144A, 11.00%, 5/15/05.............  United States      1,150,000          1,184,500
Physicians Resource Group Inc.
  Reg S, 6.00%, 12/01/01....................................  United States        885,000            702,469
  144A, cvt., 6.00%, 12/01/01...............................  United States        100,000             79,375
Port Walla Walla Wash Pub Corp., 9.125%, 1/01/26............  United States      1,000,000            617,500
Production Resource Group LLC, 144A, 11.50%, 1/15/08........  United States        450,000            441,000
Republic National Bank of New York, 9.00%, 3/01/01..........  Cayman Islands     1,850,000          1,808,375
Republic of Indonesia, 7.75%, 8/01/06.......................    Indonesia       11,231,000          8,170,553
Resource America Inc., 144A, 12.00%, 8/01/04................  United States      1,300,000          1,397,500
Security Capital US Realty, cvt., 144A, 2.00%, 5/22/03......    Luxembourg      12,730,000         10,732,981
Southwest Royalties Inc., 10.50%, 10/15/04..................  United States      2,965,000          2,431,300
TFM SA de CV
  144A, 10.25%, 6/15/07.....................................      Mexico           350,000            340,375
  zero coupon to 6/15/02, 11.75%, 6/15/09...................      Mexico         1,700,000          1,066,750
                                                                                               --------------
TOTAL CORPORATE BONDS AND NOTES (COST $107,659,932).........                                      103,368,759
                                                                                               --------------
BONDS & NOTES IN REORGANIZATION 2.2%
*Aerovias Venezolanas SA
  bank claim, lease.........................................    Venezuela        4,428,057          3,409,604
  bank claim, term loan.....................................    Venezuela        1,000,000            718,970
*Alpargatas SA Industrial Y Comercial:
  11.75%, 8/18/1998.........................................    Argentina          760,000            547,200
  bank claim................................................    Argentina        1,245,000            896,400

                                                                              21

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                               PRINCIPAL
                                                                 COUNTRY        AMOUNT**           VALUE
-------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Anchor Glass Container Corp., 9.91%, 7/15/99...............  United States   $  3,077,197     $    3,138,741
*Buenos Aires Embotelladora SA:
  144A, 8.50%, 12/29/00.....................................    Argentina        1,916,000          1,245,400
  bank claim................................................  United States     36,244,118         23,921,118
*Caldor Corp., bank claim, term loan........................  United States        491,014            319,159
*Confederation Treasury Services Ltd.:
  1/01/00...................................................      Canada        11,229,833CAD       4,963,715
  10/27/04..................................................  United Kingdom     8,000,000          1,480,000
  3/11/04...................................................      Canada         5,500,000          1,017,500
  9.50, 6/10/97.............................................      Canada           130,000CAD          59,230
  9.50%, 7/30/97............................................      Canada         4,000,000GBP       4,137,885
*Continental Information Systems Inc., bank claim...........  United States     13,824,792             34,566
*Dow Corning Corp.:
  8.15%, 10/15/29...........................................  United States        500,000            670,000
  9.375%, 2/1/08............................................  United States        100,000            134,000
  8.55%, 3/01/01............................................  United States      2,705,000          3,624,700
  bank claim................................................  United States      3,250,000          4,355,000
  bank claim................................................  United States      1,241,480          1,663,583
  Swap......................................................  United States      6,938,674          7,493,768
*Fokker NV:
  6.25%, 11/04/98...........................................   Netherlands       5,000,000          1,232,687
  trade claim...............................................   Netherlands      38,532,084         14,964,284
*Foxmeyer Health Corp.:
  reclamation trade claim...................................  United States      5,105,144          1,276,286
  trade claim...............................................  United States      1,402,185          1,121,748
*Glunz AG
  5.3125%, 1/15/98, tranche 1...............................     Germany           645,800DEM         282,649
  5.3125%, 1/15/98, tranche 2...............................     Germany         2,870,223DEM       1,256,219
  4.50%, 1/18/98, tranche 3.................................     Germany         2,500,000DEM       1,094,183
*Glunz France SA
  zero coupon, 1/15/98......................................     Germany         3,250,000DEM       1,422,438
  4.3813%, 1/15/98..........................................      France        10,714,285FRF       1,399,981
  4.6813%, 1/15/98..........................................      France        12,500,000FRF       1,633,311
  4.7813%, 1/15/98..........................................      France         1,785,714FRF         233,330
*Harrah's Jazz Finance Corp., 14.25%, 11/15/01..............  United States      3,675,000          1,194,375
*Korea National Housing Corporation Loan, bank claim........  United States      7,385,000          6,720,350
Mercury Finance Co., bank claim.............................  United States      2,720,634          2,639,015
Mercury Finance Co., bank claim, MTN:
  5.66%, 3/10/97............................................  United States      2,050,130          1,988,626
  5.79%, 2/02/97............................................  United States        307,520            298,294
  6.29%, 12/16/97...........................................  United States      2,199,837          2,133,842
  6.16%, 12/15/98...........................................  United States      1,031,174          1,000,238
  9.76%, 2/20/99............................................  United States      2,500,000          2,312,500
  10.86%, 2/20/99...........................................  United States      2,000,000          1,850,000
  7.33%, 6/29/99............................................  United States        824,940            800,192
  7.42%, 6/29/00............................................  United States      2,587,997          2,510,357
  7.50%, 6/29/01............................................  United States      1,890,503          1,833,788

 22

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                               PRINCIPAL
                                                                 COUNTRY        AMOUNT**           VALUE
-------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
Mercury Finance Co., Commercial Paper:
  2/03/97...................................................  United States   $    149,717     $      145,225
  2/04/97...................................................  United States         66,677             64,677
  2/06/97...................................................  United States        555,327            538,667
  2/07/97...................................................  United States        199,797            193,803
  2/11/97...................................................  United States        463,341            449,441
  2/13/97...................................................  United States        166,493            161,499
  2/18/97...................................................  United States        711,673            690,323
  2/19/97...................................................  United States        207,457            201,233
  2/20/97...................................................  United States        118,867            115,301
  2/21/97...................................................  United States        368,675            357,615
  2/24/97...................................................  United States        158,680            153,919
  2/27/97...................................................  United States         38,491             37,336
  3/07/97...................................................  United States        650,286            630,777
  3/11/97...................................................  United States         25,358             24,597
  3/14/97...................................................  United States         45,125             43,771
  3/17/97...................................................  United States        362,468            351,593
  3/19/97...................................................  United States      1,065,607          1,033,639
  4/11/97...................................................  United States         20,300             19,691
  4/18/97...................................................  United States         73,922             71,704
  4/22/97...................................................  United States         42,239             40,971
  4/24/97...................................................  United States         63,356             61,455
*Southeast Banking Corp.:
  10.50%, 4/11/01...........................................  United States      7,800,000          4,797,000
  zero coupon, 12/16/96.....................................  United States        400,000            244,000
  zero coupon, 11/10/97.....................................  United States      5,800,000          3,538,000
                                                                                               --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $118,983,368)...                                      128,995,469
                                                                                               --------------
                                                                                 SHARES
                                                                                 -----
COMPANIES IN LIQUIDATION .1%
*City Investing Co., Liquidating Trust......................  United States        100,000             90,625
*Petrie Stores Liquidating Trust, CBI.......................  United States      1,213,700          3,471,182
                                                                                               --------------
TOTAL COMPANIES IN LIQUIDATION (COST $3,440,137)............                                        3,561,807
                                                                                               --------------

                                                                              23
PAGE


MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                               PRINCIPAL
                                                                 COUNTRY        AMOUNT**           VALUE
-------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS 10.9%
Fannie Mae, 5.05% to 5.72%, with maturities to 6/11/99......  United States   $445,686,000     $  433,679,119
Federal Home Loan Bank, 5.11% to 6.015%, with maturities to
  10/20/00..................................................  United States    206,969,000        204,781,525
Federal Home Loan Mortgage Corp., 5.14%, 1/22/99............  United States     10,000,000          9,692,500
                                                                                               --------------
TOTAL SHORT TERM INVESTMENTS (COST $648,473,181)............                                      648,153,144
                                                                                               --------------
TOTAL INVESTMENTS (COST $4,873,934,049) 96.3%...............                                    5,712,940,017
SECURITIES SOLD SHORT (.7%).................................                                      (40,232,078)
NET EQUITY IN FORWARD CONTRACTS .2%.........................                                        8,738,553
OTHER ASSETS, LESS LIABILITIES 4.2%.........................                                      248,427,274
                                                                                               --------------
TOTAL NET ASSETS 100.0%.....................................                                   $5,929,873,766
                                                                                               --------------
                                                                                               --------------

                   SECURITIES SOLD SHORT
ISSUER                                                           COUNTRY            SHARES              VALUE
-------------------------------------------------------------------------------------------------------------
*DST Systems Inc. ..........................................  United States        370,000     $   20,720,000
Dun & Bradstreet Corp. .....................................  United States          4,000            136,000
Meditrust Companies Inc. ...................................  United States        209,500          5,852,906
Northern Telecom Ltd. ......................................      Canada            26,500          1,502,907
Telecom Italia Mobile SpA...................................      Italy          1,970,000         12,020,265
                                                                                               --------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $37,880,337)..........                                   $   40,232,078
                                                                                               ==============

                CONTRACTS FOR DIFFERENCES
                                                                                             VALUE AT      UNREALIZED
SECURITY                                                       COUNTRY         SHARES         6/30/98            LOSS
---------------------------------------------------------------------------------------------------------------------
Rentokil Initial Plc. ....................................  United Kingdom  2,741,888     $19,774,770     $(3,698,655)
                                                                                          ===========     ============

CURRENCY ABBREVIATIONS:

CAD -- Canadian Dollar
DEM -- German Mark
FRF -- French Franc
GBP -- British Pound

*Non-income producing
**Securities traded in U.S. dollars unless otherwise indicated.
(R)Restricted securities (see note 6).
+Affiliated issuers (see note 7).
                       See Notes to Financial Statements.
 24

PAGE

MUTUAL DISCOVERY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $4,576,632,422)................    $5,383,002,164
  Controlled affiliates (cost $35,236,959)..................        38,778,960
  Non controlled affiliates (cost $262,064,668).............       291,158,893    $5,712,940,017
                                                                --------------
 Cash.......................................................                         202,539,256
 Receivables:
  Investment securities sold................................                          69,387,644
  Capital shares sold.......................................                          15,604,294
  Dividends and interest....................................                          22,343,029
  From affiliates...........................................                              97,699
 Unrealized gain on forward exchange contracts (Note 8).....                          26,958,867
 Deposits with broker for securities sold short.............                          41,949,705
 Due from broker - variation margin.........................                           1,401,854
                                                                                  --------------
      Total assets..........................................                       6,093,222,365
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          81,544,794
  Capital shares redeemed...................................                           5,768,555
  To affiliates.............................................                           6,269,257
 Securities sold short, at value (proceeds $37,880,337).....                          40,232,078
 Unrealized loss on forward exchange contracts (Note 8).....                          18,220,314
 Accrued liabilities........................................                          11,313,601
                                                                                  --------------
      Total liabilities.....................................                         163,348,599
                                                                                  --------------
Net assets, at value........................................                      $5,929,873,766
                                                                                  ==============
Net assets consist of:
 Undistributed net investment income........................                      $   24,438,290
 Net unrealized appreciation................................                         836,361,495
 Accumulated net realized gain..............................                         447,265,240
 Capital shares.............................................                       4,621,808,741
                                                                                  --------------
Net assets, at value........................................                      $5,929,873,766
                                                                                  ==============
CLASS Z:
 Net asset value and maximum offering price per share
  ($4,217,167,789 / 199,384,955 shares outstanding).........                              $21.15
                                                                                  ==============
CLASS I:
 Net asset value per share ($1,060,188,788 / 50,396,494
  shares outstanding).......................................                              $21.04
                                                                                  ==============
 Maximum offering price per share ($21.04 / 95.50%).........                              $22.03
                                                                                  ==============
CLASS II:
 Net asset value per share ($652,517,189 / 31,183,617 shares
  outstanding)*.............................................                              $20.93
                                                                                  ==============
 Maximum offering price per share ($20.93 / 99.00%).........                              $21.14
                                                                                  ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.

                       See Notes to Financial Statements.
                                                                              25

PAGE

MUTUAL DISCOVERY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $7,666,364)
 Dividends..................................................    $59,906,447
 Interest...................................................     26,943,316
                                                                -----------
      Total investment income...............................                      $ 86,849,763
                                                                                  ------------
Expenses:
 Management fees (Note 3)...................................     22,048,420
 Administrative fees (Note 3)...............................      2,206,806
 Distribution fees (Note 3)
   Class I..................................................      1,540,290
   Class II.................................................      2,626,471
 Transfer agent fees (Note 3)...............................      2,217,878
 Custodian fees.............................................        594,852
 Reports to shareholders....................................        257,495
 Registration and filing fees...............................        398,189
 Professional fees..........................................         71,520
 Directors' fees and expenses...............................         52,104
 Other......................................................          3,816
                                                                -----------
      Total expenses........................................                        32,017,841
      Expenses waived/paid by affiliate (Note 3)............                          (789,561)
                                                                                  ------------
          Net expenses......................................                        31,228,280
                                                                                  ------------
            Net investment income...........................                        55,621,483
                                                                                  ------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................    310,026,760
  Foreign currency transactions.............................     40,180,599
                                                                -----------
     Net realized gain......................................                       350,207,359
 Net unrealized appreciation (depreciation) on:
  Investments...............................................    217,660,607
  Translation of assets and liabilities denominated in
   foreign currencies.......................................    (26,556,447)
                                                                -----------
     Net unrealized appreciation............................                       191,104,160
                                                                                  ------------
Net realized and unrealized gain............................                       541,311,519
                                                                                  ------------
Net increase in net assets resulting from operations........                      $596,933,002
                                                                                  ============

                       See Notes to Financial Statements.
 26

PAGE

MUTUAL DISCOVERY FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1998            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1997
                                                                ----------------------------------------
Increase in net assets:
 Operations:
  Net investment income.....................................     $   55,621,483         $   72,518,685
  Net realized gain from investments and foreign currency
   transactions.............................................        350,207,359            452,571,045
  Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................        191,104,160            289,296,043
                                                                ----------------------------------------
    Net increase in net assets resulting from operations....        596,933,002            814,385,773
 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................                 --           (152,494,403)
   Class I..................................................                 --            (23,444,470)
   Class II.................................................                 --            (12,030,869)
  Net realized gains:
   Class Z..................................................                 --           (256,049,659)
   Class I..................................................                 --            (42,486,398)
   Class II.................................................                 --            (24,238,635)
 Capital share transactions (Note 2):
   Class Z..................................................       (120,754,638)           587,412,816
   Class I..................................................        277,921,793            670,558,331
   Class II.................................................        199,646,720            390,977,659
                                                                ----------------------------------------
    Net increase in net assets..............................        953,746,877          1,952,590,145
Net assets:
 Beginning of period........................................      4,976,126,889          3,023,536,744
                                                                ----------------------------------------
 End of period..............................................     $5,929,873,766         $4,976,126,889
                                                                ----------------------------------------
Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................     $   24,438,290         $  (31,183,193)
                                                                =======================================

                       See Notes to Financial Statements.
                                                                              27

PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Discovery Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing in small capitalization companies. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

 28

PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
(CONT.)

information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

                                                                              29

PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

h. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

i. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS:

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

j. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class Z, Class I and Class II shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

 30

PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

At June 30, 1998, there were 400 million shares authorized ($0.001 par value) of which 200 million, 100 million, and 100 million were designated as Class Z, Class I, and Class II shares, respectively. Transactions in the Fund's shares were as follows:

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                                JUNE 30, 1998                      DECEMBER 31, 1997
                                                        ------------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                        ------------------------------------------------------------------
CLASS Z SHARES:
Shares sold...........................................    15,897,822    $ 325,509,103          47,155,697    $ 889,024,565
Shares issued on reinvestment of distributions........            --               --          21,035,553      392,413,165
Shares redeemed.......................................   (21,850,776)    (446,263,741)        (36,032,508)    (694,024,914)
                                                        ------------------------------------------------------------------
Net increase (decrease)...............................    (5,952,954)   $(120,754,638)         32,158,742    $ 587,412,816
                                                        ==================================================================

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                                JUNE 30, 1998                      DECEMBER 31, 1997
                                                        ------------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                        ------------------------------------------------------------------
CLASS I SHARES:
Shares sold...........................................    18,454,354    $ 378,547,080          37,372,698    $ 718,827,317
Shares issued on reinvestment of distributions........            --               --           3,305,160       61,218,966
Shares redeemed.......................................    (4,918,637)    (100,625,287)         (5,560,327)    (109,487,952)
                                                        ------------------------------------------------------------------
Net increase..........................................    13,535,717    $ 277,921,793          35,117,531    $ 670,558,331
                                                        ==================================================================

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                                JUNE 30, 1998                      DECEMBER 31, 1997
                                                        ------------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                        ------------------------------------------------------------------
CLASS II SHARES:
Shares sold...........................................    11,135,279    $ 227,952,187          19,338,609    $ 372,551,484
Shares issued on reinvestment of distributions........            --               --           1,797,068       33,203,387
Shares redeemed.......................................    (1,383,425)     (28,305,467)           (754,555)     (14,777,212)
                                                        ------------------------------------------------------------------
Net increase..........................................     9,751,854    $ 199,646,720          20,381,122    $ 390,977,659
                                                        ==================================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of .80% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board

                                                                              31

PAGE


MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregated average daily net assets as follows:

ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million up to and including $700 million
0.10%         Over $700 million up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to .35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Distributors received net commissions from sales of those shares and received contingent deferred sales charges for the period of $181,388 and $134,359 respectively.

4. INCOME TAXES

At June 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $4,873,092,658 was as follows:

Unrealized appreciation.....................................  $1,075,512,971
Unrealized depreciation.....................................    (279,596,345)
                                                              --------------
Net unrealized appreciation.................................  $  795,916,626
                                                              ==============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 aggregated $1,848,041,429 and $1,432,435,173, respectively.

 32

PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS (CONT.)
Transactions in options written during the period ended June 30, 1998 were as follows:

                                                               NUMBER OF
                                                               CONTRACTS      PREMIUM
                                                              ------------------------
Options outstanding at December 31, 1997....................         0        $      0
Options written.............................................       600          70,625
Options expired.............................................      (600)        (70,625)
Options terminated in closing transactions..................         0               0
Options exercised...........................................         0               0
                                                              ------------------------
Options outstanding at June 30, 1998........................         0               0
                                                              ========================

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1998 are as follows:

NUMBER OF SHARES OR                                                                   ACQUISITION
 PRINCIPAL AMOUNT                                ISSUER                                  DATE           VALUE
----------------------------------------------------------------------------------------------------------------
     1,670,389        Cape Ann Investors LLC......................................     09/09/97      $ 1,160,522
       139,875        CGA Group Ltd...............................................     06/10/97          698,925
       267,016        CGA Group Ltd., pfd., A, units..............................     06/10/97        6,675,400
        28,572        CGA Group Ltd., pfd., B.....................................     06/10/97          714,300
     1,071,425        CGA Private Trust Company Ltd., FRN, 6/10/99................     06/10/97        1,071,425
       437,764        Cityscape Financial Corp....................................     01/02/97           20,575
        15,357        Cobalt Holdings LLC.........................................     06/10/97            1,536
           500        Distribution Systems SpA....................................     09/27/96           20,669
     1,700,000        Fairchild Semiconductor Corp., 11.74%, 3/14/08..............     04/02/97        1,700,000
     3,675,000        Golden Ocean Group Limited, 144A, 10.00%, 8/31/01...........     08/26/97        2,737,875
         2,110        Golden Ocean Group Limited, wts. ...........................     08/26/97           10,550
     6,822,769        Hancock LLC.................................................     03/06/97        6,822,769
       557,863        MB-Motori LLC...............................................     12/07/94          500,001
    10,438,000        MSCW Investors II, LLC......................................     12/27/95       17,605,657
        69,056        MWCR Elettronica SRL........................................     09/27/96           69,056
    13,505,313        MWCR LLC....................................................     02/21/95       13,505,313
       157,500        Security Capital Global Realty..............................     04/08/98        3,150,000
       152,074        St. George Holdings Ltd., A.................................     06/10/97           15,207
         1,495        St. George Holdings Ltd., B.................................     06/10/97              150
           500        Sweda Industrie Elettroniche SpA............................     09/27/96           20,669
        82,828        Viasystems Inc., pfd., B....................................     12/12/97        1,780,802
                                                                                                     -----------
TOTAL RESTRICTED SECURITIES (TOTAL COST $64,002,148) (0.98% OF NET ASSETS)........                   $58,281,401
                                                                                                     ===========

                                                                              33

PAGE


MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30, 1998, were $329,937,853. For the period ended June 30, 1998, dividend income from "affiliated companies" was $3,590,501 and net realized gains from disposition of "affiliated companies" were $23,936,877.

                                            NUMBER OF                                  NUMBER OF
                                           SHARES HELD       GROSS        GROSS       SHARES HELD        VALUE
NAME OF ISSUER                            DEC. 31, 1997    ADDITIONS    REDUCTIONS   JUN. 30, 1998   JUN. 30, 1998
------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
Distribution Systems SPA................           500             --          --            500     $     20,669
Hancock LLC.............................     5,542,938      1,279,831          --      6,822,769        6,822,769
MB-Motori LLC...........................       557,863             --          --        557,863          500,001
MSCW Investors II, LLC..................    10,438,000             --          --     10,438,000       17,605,657
MWCR LLC................................    13,505,313             --          --     13,505,313       13,505,313
RE Acquisition LLC......................    12,047,306             --   12,047,306            --               **
Regent Kingpin Chile Value Fund.........       212,505             --          --        212,505          303,882
Sweda Industrie Elettroniche SpA........           500             --          --            500           20,669
                                                                                                     -------------
TOTAL CONTROLLED AFFILIATES.............                                                             $ 38,778,960
                                                                                                     =============
NON CONTROLLED AFFILIATES
Alliance Bancorp of New England Inc.....       133,733         66,866          --        200,599     $  3,159,434
Alma Media OYJ, Series 2................       633,950             --          --        633,950       22,185,275
Ambassador Apartments Inc...............       787,500             --     787,500             --               **
A-Pressen AS............................       590,000             --          --        590,000       11,533,199
Bank Rhode Island.......................       228,300             --      69,500        158,800               **
Cellular Communications International
 Inc....................................       449,000             --     449,000             --               **
Chicago Bridge and Iron Company.........       775,600             --     775,600             --               **
Civic Bancorp...........................       289,709             --      26,000        263,709        4,713,798
Continental Information Systems Inc.....       498,209             --          --        498,209        1,011,987
DII Group Inc...........................            --      1,685,900          --      1,685,900       28,765,669
DT Industries Inc.......................     1,130,300        313,400     296,800      1,146,900       27,812,325
First Union Real Estate Equity & Mgt.
 Investments, SBI.......................       554,000      1,804,204      94,500      2,263,704       20,939,262
Gendis Inc., A..........................     1,567,500             --          --      1,567,500       13,004,318
Inso Corporation........................       961,500             --     961,500             --               **
Laser Mortgage Management Inc...........     1,691,833             --     549,900      1,141,933       12,418,521
Little Falls Bancorp....................       170,000             --          --        170,000               **
LNR Property Corp.......................       708,600        241,700          --        950,300       24,351,438
LNR Property Corp., B...................       638,100             --          --        638,100       16,351,313
Mark Centers Trust......................       463,400             --          --        463,400        3,446,538
MWCR Elettronica SRL....................        69,056             --          --         69,056           69,056
North Central Bancshares Inc............       323,500             --          --        323,500        6,854,156
Pacific Bank N.A........................       196,231         55,000          --        251,231       13,817,705
PXRE Corp...............................       695,300             --          --        695,300       20,859,000

                                                              REALIZED
                                          DIVIDEND INCOME      CAPITAL
NAME OF ISSUER                            1/1/98-6/30/98    GAIN/(LOSSES)
----------------------------------------  -------------------------------
CONTROLLED AFFILIATES*
Distribution Systems SPA................            --                --
Hancock LLC.............................            --                --
MB-Motori LLC...........................            --                --
MSCW Investors II, LLC..................            --                --
MWCR LLC................................            --                --
RE Acquisition LLC......................            --       $ 1,937,754
Regent Kingpin Chile Value Fund.........            --                --
Sweda Industrie Elettroniche SpA........            --                --
                                                             -----------
TOTAL CONTROLLED AFFILIATES.............            --       $ 1,937,754
                                                             ===========
NON CONTROLLED AFFILIATES
Alliance Bancorp of New England Inc.....    $   13,373                --
Alma Media OYJ, Series 2................       377,123                --
Ambassador Apartments Inc...............       658,508                --
A-Pressen AS............................        93,556                --
Bank Rhode Island.......................            --       $   507,176
Cellular Communications International
 Inc....................................            --         2,263,932
Chicago Bridge and Iron Company.........            30        (1,171,006)
Civic Bancorp...........................            --           346,234
Continental Information Systems Inc.....            --                --
DII Group Inc...........................            --                --
DT Industries Inc.......................        40,824         1,729,955
First Union Real Estate Equity & Mgt.
 Investments, SBI.......................       256,498          (369,513)
Gendis Inc., A..........................        65,193                --
Inso Corporation........................            --         1,854,509
Laser Mortgage Management Inc...........     1,065,619           463,568
Little Falls Bancorp....................            --                --
LNR Property Corp.......................        23,758                --
LNR Property Corp., B...................        14,357                --
Mark Centers Trust......................            --                --
MWCR Elettronica SRL....................            --                --
North Central Bancshares Inc............        51,760                --
Pacific Bank N.A........................        27,472                --
PXRE Corp...............................       247,900                --

 34

PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT IN AFFILIATES (CONT.)

                                            NUMBER OF                                  NUMBER OF
                                           SHARES HELD       GROSS        GROSS       SHARES HELD        VALUE
NAME OF ISSUER                            DEC. 31, 1997    ADDITIONS    REDUCTIONS   JUN. 30, 1998   JUN. 30, 1998
------------------------------------------------------------------------------------------------------------------
Rancho Santa Fe National Bank...........       347,223             --          --        347,223     $  5,729,180
Regent Bancshares Corp..................       155,832             --          --        155,832        2,259,564
Scientific Games Holdings Corp..........       785,700             --          --        785,700       18,071,100
Scott's Restaurants Inc., A.............       523,900        505,600          --      1,029,500        3,780,422
Scott's Restaurants Inc., C.............       626,600             --          --        626,600        2,268,978
Smithway Motor Xpress Corp., A..........       235,000             --     235,000             --               **
Summit Care Corp........................       887,300             --     887,300             --               **
Tecnost Mael SPA........................     3,801,000             --          --      3,801,000       11,333,183
Transport Corp. of America Inc..........       385,000             --      14,000        371,000        6,121,500
United Dental Care Inc..................       534,300             --          --        534,300       10,301,972
Value Property Trust....................     1,101,955             --   1,101,955             --               **
Value Property Trust, wts...............         6,879             --       6,879             --               **
Western Bancorp.........................       586,638             --     586,638             --               **
                                                                                                     -------------
TOTAL NON CONTROLLED AFFILIATES.........                                                             $291,158,893
                                                                                                     -------------
                                                              REALIZED
                                          DIVIDEND INCOME      CAPITAL
NAME OF ISSUER                            1/1/98-6/30/98    GAIN/(LOSSES)
----------------------------------------  -------------------------------
Rancho Santa Fe National Bank...........    $   20,833                --
Regent Bancshares Corp..................            --                --
Scientific Games Holdings Corp..........            --                --
Scott's Restaurants Inc., A.............            --                --
Scott's Restaurants Inc., C.............            --                --
Smithway Motor Xpress Corp., A..........            --       $ 1,098,891
Summit Care Corp........................            --         6,740,012
Tecnost Mael SPA........................       432,768                --
Transport Corp. of America Inc..........            --            73,952
United Dental Care Inc..................            --                --
Value Property Trust....................            --         8,421,859
Value Property Trust, wts...............            --            39,554
Western Bancorp.........................       200,929                --
                                            ----------------------------
TOTAL NON CONTROLLED AFFILIATES.........    $3,590,501       $21,999,123
                                            ============================

*Issuer in which the Fund owns 25% or more of the outstanding voting securities. **As of June 30, 1998, no longer an affiliate.

8. FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance sheet risk, primarily forward exchange contracts in order to minimize the impact on the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

                                                                              35

PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK (CONT.)
As of June 30, 1998, the Fund had the following forward exchange contracts outstanding:

                                                                                    IN         SETTLEMENT           UNREALIZED
                          CONTRACTS TO BUY:                                    EXCHANGE FOR       DATE             GAIN/(LOSS)
---------------------------------------------------------------------         -------------------------------------------------
         991,413  British Pounds.....................................  U.S.   $    1,622,189     7/20/98    U.S.   $     30,129
         227,330  Dutch Guilders.....................................                111,765      9/9/98                    478
      15,705,713  Hong Kong Dollars..................................              1,992,327     7/14/98                 31,961
       1,696,036  Norwegian Krone....................................                220,522     9/10/98                    855
     663,971,190  Spanish Peseta.....................................              4,320,617     8/17/98                 23,993
                                                                              --------------                       ------------
                                                                       U.S.   $    8,267,420                             87,416
                                                                              ==============                       ------------

                             CONTRACTS TO SELL:
---------------------------------------------------------------------
      22,264,645  Australian Dollars.................................  U.S.   $   14,664,608     10/6/98                860,031
   2,772,207,147  Belgium Francs.....................................             76,802,327    11/12/98              2,243,901
       7,392,343  British Pounds.....................................             12,354,433     7/20/98                 34,135
      62,249,851  British Pounds.....................................            103,521,502    10/15/98                290,810
       4,765,001  British Pounds.....................................              7,910,854    11/18/98                 24,531
       1,678,307  Canadian Dollars...................................              1,179,912     7/13/98                 38,280
      76,171,701  Canadian Dollars...................................             53,028,970     7/31/98              1,192,950
     166,969,420  Canadian Dollars...................................            115,151,324    11/30/98              1,309,961
     748,030,236  Danish Krone.......................................            109,814,809    10/27/98                460,636
      99,284,259  Dutch Guilders.....................................             49,728,822     9/17/98                684,300
     119,998,531  Dutch Guilders.....................................             60,308,705    12/10/98                738,692
     763,188,961  Finnish Markka.....................................            140,221,418      9/3/98                605,381
     441,044,100  French Francs......................................             73,482,506     7/17/98                455,712
     835,618,411  French Francs......................................            139,335,535     8/28/98                624,267
     350,000,000  French Francs......................................             58,935,457     9/11/98                790,352
     558,048,676  French Francs......................................             93,575,349    10/19/98                668,092
     401,772,033  French Francs......................................             68,096,955    11/18/98              1,093,035
     187,489,134  French Francs......................................             31,777,819    12/11/98                468,972
     135,000,000  German Marks.......................................             75,418,994     9/18/98                265,207
      97,073,824  German Marks.......................................             54,569,307    12/18/98                250,087
   6,860,710,906  Japanese Yen.......................................             50,858,035    12/21/98                118,286
      41,263,010  New Zealand Dollars................................             23,750,760     8/17/98              2,399,570
   1,243,351,619  Norwegian Krone....................................            166,176,611     9/10/98              3,886,287
       7,935,300  Swedish Krona......................................              1,000,000     7/17/98                  4,269
      67,466,343  Swedish Krona......................................              8,501,663     8/17/98                 25,172
     957,503,306  Swedish Krona......................................            121,998,334     9/18/98              1,540,243

 36


PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK (CONT.)

                                                                                    IN         SETTLEMENT           UNREALIZED
                      CONTRACTS TO SELL (CONT.)                                EXCHANGE FOR       DATE             GAIN/(LOSS)
---------------------------------------------------------------------         -------------------------------------------------
     171,090,924  Swedish Krona......................................  U.S.   $   22,335,659    10/21/98    U.S.   $    781,726
     594,686,362  Swedish Krona......................................             77,291,572    11/16/98              2,290,087
      10,094,092  Swedish Krona......................................              1,281,759    12/14/98                  7,173
     125,770,879  Swiss Francs.......................................             86,708,638    12/10/98              2,400,187
                                                                              --------------                       ------------
                                                                       U.S.   $1,899,782,637                         26,552,332
                                                                              ==============
      Net unrealized gain on offsetting forward exchange contracts...                                                   319,119
                                                                                                                   ------------
        Unrealized gain on forward exchange contracts................                                                26,958,867
                                                                                                                   ------------
CONTRACTS TO BUY:
---------------------------------------------------------------------
       7,000,000  New Zealand Dollars................................  U.S.   $    3,944,850     8/17/98               (322,760)
     410,449,806  Norwegian Krone....................................             54,495,521     9/10/98               (920,947)
   2,389,624,540  Spanish Peseta.....................................             15,690,954     8/17/98                (54,752)
                                                                              --------------                       ------------
                                                                       U.S.   $   74,131,325                         (1,298,459)
                                                                              ==============                       ------------
                         CONTRACTS TO SELL:
---------------------------------------------------------------------
     131,520,719  British Pounds.....................................  U.S.   $  212,920,574    07/20/98             (6,275,754)
       9,899,392  British Pounds.....................................             16,442,889    07/31/98                (45,544)
      84,735,353  British Pounds.....................................            137,939,175     8/17/98             (3,060,345)
     117,186,902  British Pounds.....................................            192,430,812     9/18/98             (2,209,183)
      50,500,000  British Pounds.....................................             82,769,500    11/18/98               (810,620)
      50,025,646  British Pounds.....................................             81,791,931    12/18/98               (859,021)
      46,701,841  Dutch Guilders.....................................             22,938,036      9/9/98               (120,844)
     118,639,959  Dutch Guilders.....................................             58,444,967     9/17/98               (160,900)
       8,810,510  Dutch Guilders.....................................              4,364,399    12/10/98                 (9,339)
      88,038,799  Finnish Markka.....................................             16,021,619      9/3/98                (83,996)
     453,056,550  French Francs......................................             74,453,770     8/28/98               (752,865)
      30,640,424  Hong Kong Dollars..................................              3,743,485     7/14/98               (205,719)
 281,011,444,899  Italian Lira.......................................            159,204,263      4/2/99               (322,651)
   1,338,289,191  Japanese Yen.......................................              9,671,612    12/21/98               (225,971)
   3,052,645,432  Spanish Peseta.....................................             19,846,859     8/17/98               (127,736)
     403,370,166  Swedish Krona......................................             49,970,289     7/17/98               (645,102)
     544,702,073  Swedish Krona......................................             67,541,251     8/17/98               (895,278)
       3,337,258  Swedish Krona......................................                418,203     9/18/98                 (1,639)
      63,477,753  Swedish Krona......................................              7,932,199    11/16/98                (73,577)
     224,755,973  Swedish Krona......................................             28,344,281    12/14/98                (35,771)
                                                                              --------------                       ------------
                                                                       U.S.   $1,247,190,114                        (16,921,855)
                                                                              ==============                       ------------
        Unrealized loss on forward exchange contracts................                                               (18,220,314)
                                                                                                                   ------------
          Net unrealized gain on forward exchange contracts..........                                       U.S.   $  8,738,553
                                                                                                                   ============

                                                                              37

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PAGE

LITERATURE REQUEST
For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN (R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
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 Government Securities Fund
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Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.


                                                                           07/98

PAGE


BOARD OF DIRECTORS
Michael F. Price (Chairman)
Peter A. Langerman
Edward I. Altman
Ann Torre Grant
Andrew H. Hines, Jr.
William J. Lippman
Bruce A. MacPherson
Fred R. Millsaps
Leonard Rubin
Vaughn R. Sturtevant, M.D.
Robert E. Wade


INVESTMENT MANAGER
Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

SHAREHOLDER SERVICES
1-800-632-2301-(Class I & II)
1-800-448-FUND-(Class Z)

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the prospectus of the Mutual Discovery Fund, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

[RECYCLE LOGO] Printed on recycled paper


477 ZS98 08/98